Disclosure of impairment loss in respect of each operating segment or project (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Impairment of non-current assets	$ 65,500	$ 0
Property, Plant and Equipment [Member]
Statement [Line Items]
Impairment of non-current assets	21,800
Mining Interests - Producing [Member]
Statement [Line Items]
Impairment of non-current assets	34,400
Mining Interests - Exploration [Member]
Statement [Line Items]
Impairment of non-current assets	$ 9,300